Debt (Additional Information) (Details) - USD ($)													1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2024	Sep. 21, 2023	Jul. 01, 2023	Jun. 27, 2023	Apr. 30, 2023	Mar. 21, 2023	Sep. 30, 2022	Jun. 03, 2022	Jun. 02, 2022	Feb. 15, 2022	Oct. 05, 2018	Sep. 07, 2018	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 25, 2023	Sep. 28, 2022	Aug. 31, 2022	Jun. 30, 2022	May 12, 2022	Feb. 16, 2022	Feb. 14, 2022	Dec. 14, 2020
Debt Instrument [Line Items]
Principle amount of issued debt																	$ 25,000,000
Debt conversion price													$ 8		$ 8		$ 8
Increase of Principal Balance										$ 28,000,000
Principal payments																			$ 106,000,000	$ 45,900,000	$ 69,800,000
Debt issuance costs																			3,100,000	7,900,000	10,700,000
Gain on debt extinguishment, net															$ 0	$ (33,433,000)	$ 0	$ (28,634,000)	$ (28,634,000)	12,463,000	$ 0
Actual cumulative net sales																				$ 481,000,000
Debt Instrument Redemption																	The Company has the right, but not the obligation, in its sole discretion, to redeem, upon five business days’ prior written notice to Yorkville (the “Redemption Notice”), all or any portion of the amounts outstanding under the Convertible Debentures; provided that the trading price of the Common Stock is less than the Conversion Price at the time of the Redemption Notice. The redemption amount shall be equal to the outstanding principal balance being redeemed by the Company, plus the redemption premium of 10% of the principal amount being redeemed, plus all accrued and unpaid interest in respect of such redeemed principal amount.
Common stock, shares issued													154,185,089		154,185,089		154,185,089		141,348,856	132,858,484		474,683
Estimated fair value																				$ 115,400,000
A&R Yorkville Purchase Agreement
Debt Instrument [Line Items]
Principle amount of issued debt					$ 15,000,000
Outstanding principal amount													$ 5,000,000		$ 5,000,000		$ 5,000,000
Net cash proceeds					$ 14,400,000
Convertible Debentures Repaid																	$ 11,000,000
Common Stock at a conversion price																	$ 8
Outstanding debt instrument																	$ 7,700,000
Change in fair value															$ 252,000		$ 540,000
Common stock, shares issued													632,431		632,431		632,431
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Principle amount of issued debt																	$ 75,000,000
Outstanding principal amount													$ 6,900,000		$ 6,900,000		$ 6,900,000										$ 8,800,000
Accounts receivable revolving loan facility in an aggregate amount		$ 30,000,000		$ 30,000,000																									$ 10,000,000
Line Of Credit Facility Interest Rate	1.75%		1.50%
Termination fees													0.50%		0.50%		0.50%
Facility cap maximum				95.00%
Facility cap minimum				85.00%
Outstanding debt instrument				$ 250,000
Cash on hand													$ 1,000,000		$ 1,000,000		$ 1,000,000
Equity Purchase Agreement with Yorkville and B. Riley [Member]
Debt Instrument [Line Items]
Principle amount of issued debt																	25,000,000
Purcahse price												$ 140,000,000
Increase of Principal Balance																				28,000,000
Subordinated loan																				$ 35,000,000
Note Principal Reduction Amount																			$ 20,000,000
AggregatePrincipalAmount												$ 224,000,000
Related Party Notes Payable [Member]
Debt Instrument [Line Items]
Promissory note																										$ 5,000,000		$ 35,000,000
Minimum [Member] | Equity Purchase Agreement with Yorkville and B. Riley [Member]
Debt Instrument [Line Items]
Cash Requirement																												$ 10,000,000
Amendment Number Four [Member] | Equity Purchase Agreement with Yorkville and B. Riley [Member]
Debt Instrument [Line Items]
Forgiven amount							$ 28,000,000							$ 28,000,000		28,000,000		28,000,000
Note Principal Reduction Amount							41,400,000		$ 41,400,000
Repurchase Principal In Percentage								100.00%
Cash Received									15,000,000														$ 34,000,000
Minimum Cash Requirement							5,000,000							5,000,000		5,000,000		5,000,000
Outstanding principal amount							$ 39,700,000							39,700,000		$ 39,700,000		$ 39,700,000						$ 1,700,000
Principal payments														$ 28,000,000
Gain on debt extinguishment, net																			$ (28,600,000)
Fair value decrease																									$ 30,400,000
Carrying value increased																									$ 30,400,000
Amendment Number Four [Member] | Maximum [Member] | Equity Purchase Agreement with Yorkville and B. Riley [Member]
Debt Instrument [Line Items]
AggregatePrincipalAmount									$ 50,000,000		$ 25,000,000
Oramed Note
Debt Instrument [Line Items]
Principle amount of issued debt													101,900,000
Estimated fair value													106,300,000		106,300,000		$ 106,300,000
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued debt						$ 25,000,000
Debt instrument, description																	The Securities Purchase Agreement provides that the Convertible Debentures will be issued and sold at a purchase price equal to 96% of the applicable principal amount in three tranches as follows: (i) $10.0 million upon the signing of the Securities Purchase Agreement, which was funded on March 21, 2023, (ii) $7.5 million upon the filing of a registration statement on Form S-1 with the SEC to register the resale by Yorkville of any shares of Common Stock issuable upon conversion of the Convertible Debentures under the Securities Act and (iii) $7.5 million at the time such registration statement is declared effective by the SEC.
Debt instrument, interest rate						7.00%
Debt maturity date						Dec. 21, 2023											Mar. 15, 2024
Debt conversion price						$ 8
Debt Instrument Principal Amount, Percentage						5.00%
Debt payment terms																	The Company has the option to repay either (i) in cash, with premium equal to 5% in respect of the principal amount of such payment, or (ii) by submitting a notice for an advance under the A&R Yorkville Purchase Agreement, or a series of advances thereunder, or any combination of (i) or (ii) as determined by the Company. In the case of (ii), the proceeds from the shares sold to Yorkville are applied against the outstanding amounts.
Convertible Debentures Issued Percent						96.00%
Redemption Premium																	10.00%
Securities Purchase Agreement [Member] | First installment [Member]
Debt Instrument [Line Items]
Repayment of debt prinnciple installment		5,000,000
Securities Purchase Agreement [Member] | Second Installment [Member]
Debt Instrument [Line Items]
Repayment of debt prinnciple installment		15,000,000
Securities Purchase Agreement [Member] | Third Installment [Member]
Debt Instrument [Line Items]
Repayment of debt prinnciple installment		20,000,000
Securities Purchase Agreement [Member] | Oramed Note
Debt Instrument [Line Items]
Principle amount of issued debt		$ 101,900,000
Debt instrument, description																	Interest under the Oramed Note accrues at a fluctuating per annum interest rate equal to the sum of (1) greater of (x) 4% and (y) Term SOFR (as defined in the Oramed Note) and (2) 8.5%, payable in-kind on a monthly basis. If the outstanding principal has not been fully repaid by March 21, 2024, an exit fee of approximately $3.1 million becomes due upon repayment. Upon the occurrence and during the continuance of an event of default under the Oramed Note, holders of more than 50% of the aggregate unpaid principal amount of the Oramed Notes (the “Required Holders”) may elect to accrue interest at a default rate equal to the lesser of (i) Term SOFR plus 15% or (ii) the maximum rate permitted under applicable law. Voluntary prepayments made before the one-year anniversary of the closing date of the Scilex-Oramed SPA must include a make-whole amount equal to 50% of the additional interest that would accrue on the principal amount so prepaid from the date of such prepayment through and including the maturity date. If the Oramed Note is accelerated upon an event of default, repayment is required at a mandatory default rate of 125% of the principal amount (together with 100% of accrued and unpaid interest thereon and all other amounts due in respect of the Oramed Note). The Oramed Note contains mandatory prepayment provisions requiring use of 70% of net cash proceeds from any Cash Sweep Financing (as defined in the Oramed Note) or advances under the ELOCs (as defined in the Oramed Note) to prepay the outstanding principal after the earlier of April 1, 2024 or full repayment of Acceptable Indebtedness (as defined in the Oramed Note).
Debt instrument, interest rate		4.00%
Debt maturity date		Mar. 21, 2025
Estimated fair value													$ 106,300,000		$ 106,300,000		$ 106,300,000
Debt Repayment Exit Fee		$ 3,100,000
Debt instrument, owned, percentage		50.00%
Debt instrument, default interest rate		15.00%
Debt instrument, percentage of interest accrued on principal amount		50.00%
Debt repayment, percentage of mandatory default rate of principal amount		125.00%
Debt repayment, percentage of mandatory default rate of accrued and unpaid interest		100.00%
Percentage of usage of cash proceeds from cash sweep financing		70.00%
Securities Purchase Agreement [Member] | Oramed Note | Monthly Basis [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate		8.50%
Securities Purchase Agreement [Member] | Oramed Note | First installment [Member]
Debt Instrument [Line Items]
Debt maturity date		Mar. 21, 2025
Securities Purchase Agreement [Member] | Oramed Note | Second Installment [Member]
Debt Instrument [Line Items]
Debt maturity date		Dec. 21, 2023
Securities Purchase Agreement [Member] | Oramed Note | Third Installment [Member]
Debt Instrument [Line Items]
Debt maturity date		Mar. 21, 2024
Securities Purchase Agreement [Member] | Oramed Note | Fourth Installment [Member]
Debt Instrument [Line Items]
Debt maturity date		Jun. 21, 2024
Securities Purchase Agreement [Member] | Oramed Note | Five Installment [Member]
Debt Instrument [Line Items]
Debt maturity date		Sep. 21, 2024
Securities Purchase Agreement [Member] | Oramed Note | Six Installment [Member]
Debt Instrument [Line Items]
Debt maturity date		Dec. 21, 2024
Tranche One | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued debt						$ 10,000,000
Tranche Two | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued debt						7,500,000
Tranche Three | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued debt						$ 7,500,000